Segments	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segments	Segments
The Company identifies its segments according to how the business activities are managed and evaluated and for which discrete financial information is available and regularly reviewed by its Chief Operating Decision Maker (“CODM”) to allocate resources and assess performance. The Company’s current CODM is our Chief Executive Officer, Cynthia Williams. Because the CODM reviews financial performance and allocates resources at a consolidated level on a regular basis, the Company has one segment.
The segment derives revenue from customers by providing a wide variety of branded categories, including Core Collectible (predominately figures), Loungefly (predominately softlines including bags, wallets, backpacks and accessories) and Other (predominately Mondo, Digital and other emerging brands). All product lines, designs, licenses, and marketing/sales strategies are centrally managed as a single operating entity rather than at a geographic or subsidiary level.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies above. The CODM assesses performance for the segment and decides how to allocate resources (including employees, property, financial, and capital resources) based on consolidated net loss that also is reported on the Company's consolidated statements of operations.
The CODM uses consolidated net loss to monitor budget-to-actual results on a monthly basis. During the monthly finance review, consolidated net income (loss) along with other finance metrics are presented to the CODM to understand how branded categories are tracking to budget, specific to net sales.
The following table sets forth segment information for revenue, segment net loss and significant expenses:

	Year Ended December 31,
	2024	2023	2022
	(in thousands, except per share data)
Net sales	$1,049,850	$1,096,086	$1,322,706
Less (add):
Product, freight, duties and shipping costs	439,124	502,327	646,011
License and royalty costs	168,883	179,714	213,128
Inventory reserves and other costs	7,311	81,044	29,546
Salaries, benefits, incentive and stock compensation	145,593	157,940	158,596
Warehouse labor and third-party logistics fees	52,244	62,416	62,060
Advertising and marketing	51,567	31,256	26,666
Other selling, general and administrative fees	109,554	125,453	150,950
Depreciation and amortization	62,583	59,763	47,669
Other expense (income)	23,497	(71,886)	11,121
Income tax expense (benefit)	4,564	132,497	(17,801)
Net loss	$(15,070)	$(164,438)	$(5,240)
The following table presents summarized product information:

	Year ended December 31,
	2024	2023	2022
Core Collectible	$804,407	$803,181	$998,443
Loungefly	171,833	214,523	252,977
Other	73,610	78,382	71,286
Total net sales	$1,049,850	$1,096,086	$1,322,706
The following tables present summarized geographical information, shipped to (net sales) and used in (long-term assets) (in thousands):

	Year ended December 31,
	2024	2023	2022
Net sales:
United States	$681,986	$755,620	$966,324
Europe	283,792	268,496	260,557
Other International	84,072	71,970	95,825
Total net sales	$1,049,850	$1,096,086	$1,322,706

	December 31,
	2024	2023
Long-lived assets:
United States	$88,705	$110,308
Europe	15,055	18,867
Other International	31,236	31,411
Total long-lived assets	$134,996	$160,586